Related party balances and transactions (Related parties and relationship with Group) (Details)	12 Months Ended
Dec. 31, 2013
Related party F [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The Groups cost method investee
Related party G [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Noncontrolling interest shareholder of one of the Groups subsidiaries
Related party H [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The Groups equity method investee
Related party I [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The Groups equity method investee
Related party J [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The Groups equity method investee
Related party K [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The Groups equity method investee
Related party L [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The Groups equity method investee
Related party M [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The Groups equity method investee
Related party N [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Chairman and Chief Executive Officer of the Company
Related party O [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Noncontrolling interest shareholder of one of the Groups subsidiaries